UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Global Dynamic
Equity Fund

SEMI-ANNUAL REPORT
APRIL 30, 2009 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery. The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Economic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and monumental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordinary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market, which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.

Total Returns as of April 30, 2009	6-month	12-month

US equities (S&P 500 Index)	(8.53)%	(35.31)%

Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)

International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2009

Portfolio Management Commentary

How did the Fund perform?

•

All of the Fund’s share classes outperformed its Reference Portfolio for the six-month period. The Fund’s Institutional and Investor A Shares also outperformed the FTSE World Index, while the Fund’s Investor B, Investor C and Class R Shares lagged the index. The Fund invests in both domestic and international equities; therefore, the Reference Portfolio provides a truer representation of the Fund’s composition and a more comparable means for measurement.

What factors influenced performance?

•

Contributing to the Fund’s performance relative to its Reference Portfolio were its underweight and security selection in US equities, its overweight and stock selection in Canada and its overweight in Japan. The Fund also benefited from its overweight position in emerging equity markets, including Brazil, Russia, India and China. From a sector perspective, positive contributions came from an underweight and stock selection in financials and utilities, an overweight and stock selection in materials, and stock selection in energy and health care.

•	The Fund also benefited from its overweight position in convertible bonds and its underweight in the British pound sterling.

•

Detracting from the Fund’s relative performance were its underweight in Australian equities, and its underweight and security selection in Spain and France. From a sector perspective, an underweight and stock selection in the consumer discretionary, information technology (“IT”) and industrials sectors detracted from relative performance.

Describe recent portfolio activity.

•

During the period, the Fund decreased its equity weightings in Europe (2.1)%, the US (2.0)% and Asia (0.7)%, and modestly increased its weighting in Latin America 0.4% and Africa/Middle East 0.2%. The Fund’s allocation to convertible bonds increased from 7.0% of net assets to 12.0%, notably in the US, Asia and Europe. On a sector basis, the Fund increased its weightings in materials 2.8%, health care 1.5%, energy 1.1%, telecommunication services 0.9%, IT 0.7%, consumer staples 0.3% and utilities 0.1%, while reducing its weightings in industrials (1.6)%, financials (1.3)% and consumer discretionary (0.7)%. The Fund’s cash equivalent holdings decreased from 4.0% of net assets to 2.0% at period-end.

Describe Fund positioning at period end.

•	Relative to its Reference Portfolio, the Fund’s equity holdings were under- weight in Europe (12.0)% and the US (10.7)% and overweight in Asia 7.6% and Latin America 1.0%.

•

On a sector basis, the Fund was overweight in materials 4.7%, telecommunication services 3.3%, energy 2.0% and health care 1.9%, with underweights in financials (6.5)%, consumer discretionary (6.2)%, IT (5.1)%, consumer staples (3.7)%, utilities (1.6)% and industrials (0.9)%.

•	From a fixed income perspective, the Fund has an overweight position in convertible bonds 12.1%.

•

As for currency exposure, the Fund was overweight in the US dollar 7.1% and the Japanese yen 5.8% and modestly overweight in the Brazilian real 1.2%, while maintaining an underweight in the euro (6.1)%, the British pound (5.9)%, the Swiss franc (2.2)% and the Australian dollar (2.0)%. The Fund has overweight positions in several small Asian currencies, including the Malaysian ringgit 1.0%, the Indian rupee 0.8% and the Singapore dollar 0.6%.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$969.30	$5.09	$1,000	$1,019.73	$5.22
Investor A	$1,000	$966.70	$6.31	$1,000	$1,018.49	$6.47
Investor B	$1,000	$964.00	$10.06	$1,000	$1,014.66	$10.32
Investor C	$1,000	$963.00	$10.05	$1,000	$1,014.66	$10.32
Class R	$1,000	$965.80	$7.53	$1,000	$1,017.24	$7.72

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.04% for Institutional, 1.29% for Investor A, 2.06% for Investor B, 2.06% for Investor C and 1.54% for Class R), multiplied by the average account value over the period, multiplied by 181/364 (to reflect the one-half year period shown).

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in the securities of corporate issuers located in North and South America, Europe, Australia and the Far East.

[3]	This unmanaged capitalization-weighted index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

[5]	This unmanaged capitalization-weighted index is comprised of 1,631 companies in 28 countries, excluding the United States.

[6]	The Reference Portfolio is an unmanaged weighted index comprised 60% of the S&P 500 Index and 40% of the FTSE World Index (Ex-U.S.).

[7]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[8]

		1 Year		Since Inception[9]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(3.07)%	(35.76)%	N/A	(1.07)%	N/A
Investor A	(3.33)	(35.98)	(39.34)%	(1.35)	(2.86)%
Investor B	(3.60)	(36.45)	(39.31)	(2.10)	(2.89)
Investor C	(3.70)	(36.44)	(37.08)	(2.09)	(2.09)
Class R	(3.42)	(36.14)	N/A	(1.64)	N/A
FTSE World Index	(3.35)	(38.82)	N/A	(5.06)	N/A
FTSE World Index (excluding US)	0.80	(41.99)	N/A	(3.35)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(7.21)	N/A
Reference Portfolio	(4.86)	(37.95)	N/A	(5.58)	N/A

[8]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[9]	The Fund commenced operations on 11/04/05.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. The returns for Class R Shares prior to March 1, 2007 (the commencement of operations of Class R Shares) are based upon performance of the Fund’s Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s Advisor waived a portion of its fee. Without such waiver, the Fund’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on November 1, 2008 and held through April 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Portfolio Information

As of April 30, 2009

Ten Largest Holdings (Equity Investments)	Percent of Long-Term Investments

SPDR Gold Trust	3%
Petroleo Brasileiro SA	2
Microsoft Corp.	2
Exxon Mobil Corp.	2
Bristol-Myers Squibb Co.	2
AT&T Inc.	1
Johnson & Johnson	1
Chevron Corp.	1
Verizon Communications, Inc.	1
Pfizer, Inc.	1

Geographic Allocation	Percent of Long-Term Investments

United States	55%
Japan	14
Canada	5
United Kingdom	3
China	3
Brazil	2
India	2
South Korea	2
Malaysia	2
Singapore	2
Switzerland	2
France	2
Russia	1
United Arab Emirates	1
Hong Kong	1
Taiwan	1
Germany	1
Australia	1

Derivative Instruments

The Fund may invest in various derivative instruments, including swap agreements, futures and forward currency contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	7

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 0.5%
BHP Billiton Ltd.	45,800	$1,106,417
Macquarie Airports Group	41,700	54,965
Newcrest Mining Ltd.	43,520	939,963
Transurban Group	218,566	708,390
Woodside Petroleum Ltd.	40,700	1,119,000

		3,928,735

Austria — 0.1%
Telekom Austria AG	68,200	897,077

Brazil — 2.1%
All America Latina Logistica SA	41,100	211,044
Cia Brasileira de Distribuição Grupo Pao de Acucar (Preference Shares)	65,699	1,062,493
Cia Energetica de Minas Gerais (a)	21,441	322,687
Petroleo Brasileiro SA (a)	400,600	11,192,385
SLC Agricola SA	140,300	955,010
Vivo Participações SA (a)	101,275	1,616,349

		15,359,968

Canada — 4.0%
Alamos Gold, Inc. (b)	116,500	756,620
BCE, Inc.	700	14,980
Barrick Gold Corp.	85,197	2,479,233
Canadian Natural Resources Ltd.	23,600	1,088,196
Canadian Pacific Railway Ltd.	52,000	1,862,298
Eldorado Gold Corp. (b)	198,200	1,574,571
EnCana Corp.	1,300	59,449
Goldcorp, Inc.	153,600	4,227,072
Golden Star Resources Ltd. (b)	73,900	97,848
IAMGOLD Corp.	329,100	2,629,509
IAMGOLD, International African Mining Gold Corp.	84,400	672,625
Kinross Gold Corp.	377,750	5,824,720
New Gold, Inc. (b)	34,100	61,439
Nexen, Inc.	2,100	40,110
Nortel Networks Corp. (b)	25,400	5,055
Petro-Canada	24,100	760,564
Rogers Communications, Inc. Class B	89,500	2,199,612
Sino-Forest Corp. (b)	46,300	405,072
Sun Life Financial, Inc.	300	6,966
TELUS Corp.	16,100	393,292
Talisman Energy, Inc.	14,300	179,186
Vittera, Inc. (b)	44,600	325,166
Yamaha Gold, Inc.	476,100	3,734,431

		29,398,014

China — 2.0%
Beijing Enterprises Holdings Ltd.	1,011,544	4,446,740
Chaoda Modern Agriculture Holdings Ltd.	2,650,093	1,506,606
China Communications Services Corp. Ltd.	40,000	23,482
China Life Insurance Co. Ltd. (a)	14,399	762,427
China Mobile Ltd.	167,400	1,445,538
China Shenhua Energy Co. Ltd. Class H	655,000	1,810,956
China South Locomotive and Rolling Corp.	546,600	245,221
Denway Motors Ltd.	725,500	303,371
Guangshen Railway Co. Ltd.	2,312,000	1,033,858
Huaneng Power International, Inc.	175,000	119,265
Jiangsu Express	313,900	221,660
Ping An Insurance Group Co. of China Ltd.	105,400	651,108

Common Stocks	Shares	Value

China (concluded)
Shanghai Industrial Holdings Ltd.	62,400	$212,607
Tianjin Development Holdings Ltd.	3,826,200	1,584,857
Tianjin Port Development Holdings Ltd.	1,820,100	456,120
Xiamen International Port Co. Ltd.	2,329,300	359,880

		15,183,696

Egypt — 0.2%
Telecom Egypt	506,934	1,422,542

Finland — 0.3%
Fortum Oyj	33,112	667,876
Nokia Oyj	34,879	495,403
Nokia Oyj (a)	83,700	1,183,518

		2,346,797

France — 1.3%
Bouygues	16,164	689,554
Cie Générale d’Optique Essilor International SA	45,500	1,960,335
France Telecom SA	110,000	2,442,003
Sanofi-Aventis	18,127	1,049,773
Sanofi-Aventis (a)	2,000	57,440
Schneider Electric SA	7,816	594,786
Thales SA	12,400	514,411
Total SA	27,074	1,354,669
Vivendi SA	33,300	895,406

		9,558,377

Germany — 0.6%
Allianz AG Registered Shares	7,728	713,086
BASF SE	12,823	483,910
Bayer AG	18,091	899,258
Bayer AG (a)	1,100	54,406
Deutsche Telekom AG	31,459	380,438
E.ON AG	31,737	1,073,250
GEA Group AG	40,739	535,816

		4,140,164

Hong Kong — 0.9%
Cheung Kong Holdings Ltd.	100,200	1,033,623
Cheung Kong Infrastructure Holdings Ltd.	298,200	1,150,315
Hutchison Whampoa Ltd.	252,300	1,486,038
The Link REIT	825,300	1,604,348
Wharf Holdings Ltd.	335,125	1,102,641

		6,376,965

India — 0.9%
Bharat Heavy Electricals Ltd.	48,900	1,628,804
Container Corp. of India	9,500	144,554
Hindustan Lever Ltd.	105,900	498,653
Housing Development Finance Corp.	16,500	573,516
Larsen & Toubro Ltd.	25,750	456,805
Reliance Industries Ltd.	75,700	2,757,350
State Bank of India Ltd.	38,220	986,397

		7,046,079

Indonesia — 0.0%
Bumi Resources Tbk PT	1,981,907	272,568

Israel — 0.1%
AFI Development Plc (a)	172,000	223,600
Check Point Software Technologies Ltd. (b)	4,400	101,948
Ectel Ltd. (a)(b)	4,251	2,253
Teva Pharmaceutical Industries Ltd. (a)	16,000	702,240

		1,030,041

See Notes to Financial Statements.

8	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Italy — 0.2%
Eni SpA	39,995	$858,259
Finmeccanica SpA	25,932	365,309

		1,223,568

Japan — 12.8%
Aioi Insurance Co. Ltd.	779,000	3,419,358
Astellas Pharma, Inc.	124,800	4,058,133
Canon, Inc.	66,400	1,987,067
Coca-Cola Central Japan Co. Ltd.	39,000	473,958
Coca-Cola West Holdings Co. Ltd.	83,975	1,380,513
Daikin Industries Ltd.	29,500	793,632
Daiwa House Industry Co. Ltd.	105,200	918,761
East Japan Railway Co.	45,261	2,550,427
Fanuc Ltd.	1,100	79,378
Futaba Industrial Co. Ltd.	99,300	447,513
Hitachi Chemical Co. Ltd.	44,700	599,683
Hokkaido Coca-Cola Bottling Co. Ltd.	15,000	72,192
Honda Motor Co. Ltd.	39,200	1,148,832
Hoya Corp.	109,600	1,901,364
JGC Corp.	147,377	1,932,439
KDDI Corp.	680	3,057,974
Kinden Corp.	116,000	967,810
Kirin Holdings Co. Ltd.	174,100	1,915,622
Kubota Corp.	342,600	2,059,175
Kyowa Hakko Kirin Co. Ltd.	65,000	574,849
Mikuni Coca-Cola Bottling Co. Ltd.	39,500	301,764
Mitsubishi Corp.	305,200	4,696,861
Mitsubishi Rayon Co. Ltd.	93,000	193,616
Mitsubishi Tanabe Pharma Corp.	22,100	210,946
Mitsui & Co. Ltd.	317,400	3,366,523
Mitsui Sumitomo Insurance Group Holdings, Inc.	72,509	1,978,304
Murata Manufacturing Co. Ltd.	29,300	1,187,489
NGK Insulators Ltd.	43,000	659,459
NTT DoCoMo, Inc.	3,897	5,437,833
NTT Urban Development Co.	435	352,645
Nintendo Co. Ltd.	2,500	672,153
Nippon Sheet Glass Co. Ltd.	10,400	29,466
Nippon Telegraph & Telephone Corp.	33,000	1,243,457
Nipponkoa Insurance Co. Ltd.	457,800	2,482,305
Okumura Corp.	346,500	1,301,858
Panasonic Corp.	152,400	2,233,356
RHJ International (b)	226,300	1,062,987
RHJ International (a)(b)	23,000	109,110
RHJ International (a)(b)(c)	41,200	195,152
Rinnai Corp.	19,900	693,887
Rohm Co. Ltd.	5,000	306,643
Sekisui House Ltd.	271,000	2,338,821
Seven & I Holdings Co. Ltd.	123,800	2,797,463
Shimachu Co. Ltd.	20,500	358,215
Shin-Etsu Chemical Co. Ltd.	66,200	3,217,505
Shionogi & Co. Ltd.	41,900	720,855
Sony Corp. (a)	2,000	51,720
Sumitomo Chemical Co. Ltd.	1,227,700	4,832,228
Sumitomo Mitsui Financial Group, Inc.	36,000	1,248,522
Suzuki Motor Corp.	152,200	2,870,626
Tadano Ltd.	29,000	127,412
Takeda Pharmaceutical Co. Ltd.	103,300	3,663,509
Terumo Corp.	9,100	344,298
Toda Corp.	214,700	703,252
Toho Co. Ltd.	83,500	1,102,912
Tokio Marine Holdings, Inc.	187,700	4,950,268
Tokyo Gas Co. Ltd.	544,000	2,062,413

Common Stocks	Shares	Value

Japan (concluded)
Toyota Industries Corp.	79,400	$2,115,839
Toyota Motor Corp.	29,500	1,167,574
Ube Industries Ltd.	415,400	783,292
West Japan Railway Co.	200	613,333

		95,124,551

Kazakhstan — 0.4%
KazMunaiGas Exploration Production (a)	164,400	2,919,744

Luxembourg — 0.1%
ArcelorMittal	28,635	670,757

Malaysia — 0.5%
Axiata Group Berhad (b)	832,500	512,745
British American Tobacco Malaysia Bhd	50,600	631,699
IOI Corp. Bhd	863,620	1,035,130
PLUS Expressways Bhd	83,900	77,708
Resorts World Bhd	167,330	113,213
Telekom Malaysia Bhd	370,000	396,136
Tenaga Nasional Bhd	425,841	875,608

		3,642,239

Mexico — 0.2%
America Movil, SA de CV (a)	32,900	1,080,765
Fomento Economico Mexicano, SA de CV (a)	17,000	481,270

		1,562,035

Netherlands — 0.2%
Koninklijke KPN NV	92,977	1,117,800
Koninklijke Philips Electronics NV	3,200	57,536
Unilever NV (a)	23,200	459,128

		1,634,464

Norway — 0.1%
StatoilHydro ASA	52,100	971,014

Philippines — 0.0%
First Gen Corp. (b)	36,000	13,923

Russia — 1.3%
Kuzbassrazrezugol	3,080,806	308,081
MMC Norilsk Nickel (a)	96,137	800,821
Novorossiysk Commercial Sea Port (a)	308,500	1,928,125
OAO Gazprom (a)	182,300	3,259,524
Polyus Gold Co. ZAO (a)	53,500	1,187,700
Sberbank	1,185,000	990,660
Surgutneftegaz (a)	72,900	521,235
Uralkali (a)(b)	46,600	557,336

		9,553,482

Singapore — 1.0%
CapitaLand Ltd.	229,500	423,359
Fraser and Neave Ltd.	420,800	739,645
Keppel Corp. Ltd.	392,800	1,568,187
MobileOne Ltd.	279,090	276,911
Noble Group Ltd.	123,280	106,802
Oversea-Chinese Banking Corp.	191,000	752,770
Parkway Holdings Ltd.	646,190	522,619
Parkway Life Real Estate Investment Trust	37,983	19,380
Sembcorp Marine Ltd.	226,400	318,741
Singapore Press Holdings Ltd.	206,000	402,722
Singapore Telecommunications Ltd.	1,135,960	1,951,898

		7,083,034

See Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

South Africa — 0.2%
Anglo Platinum Ltd.	3,800	$203,276
Gold Fields Ltd. (a)	35,400	368,160
Impala Platinum Holdings Ltd.	15,000	286,606
Katanga Mining Ltd. (b)	201,500	66,699
Sasol Ltd.	13,700	412,510

		1,337,251

South Korea — 1.4%
Cheil Industries, Inc.	10,000	359,041
KT Corp. (a)	95,500	1,367,560
KT&G Corp.	32,400	1,786,251
Korean Reinsurance Co.	14,159	131,046
LS Corp.	16,300	1,283,423
Meritz Fire & Marine Insurance Co. Ltd.	14,447	65,234
POSCO	2,200	678,437
POSCO (a)	11,000	846,670
Paradise Co. Ltd.	106,934	275,135
SK Telecom Co. Ltd.	4,300	612,993
Samsung Electronics Co. Ltd.	4,400	2,031,731
Samsung Fine Chemicals Co. Ltd.	26,100	1,024,073

		10,461,594

Spain — 0.3%
Iberdrola Renovables	131,900	535,621
Telefonica SA	96,510	1,828,493

		2,364,114

Sweden — 0.0%
Telefonaktiebolaget LM Ericsson (a)	6,000	51,180

Switzerland — 1.5%
Crédit Suisse Group AG	25,042	978,555
Foster Wheeler AG (b)	68,584	1,476,613
Nestlé SA Registered Shares	88,615	2,888,559
Noble Corp.	1,600	43,728
Novartis AG Registered Shares	23,270	880,730
Roche Holding AG	9,924	1,251,457
Transocean Ltd. (b)	13,830	933,248
Tyco International Ltd.	16,075	381,942
Weatherford International Ltd. (b)	34,700	577,061
Zurich Financial Services AG	9,307	1,729,525

		11,141,418

Taiwan — 0.9%
Asustek Computer, Inc.	169,000	224,279
Chunghwa Telecom Co. Ltd.	428,836	816,849
Chunghwa Telecom Co. Ltd. (a)	93,658	1,770,136
Delta Electronics, Inc.	709,142	1,547,986
HON HAI Precision Industry Co. Ltd.	302,450	873,184
Taiwan Cement Corp.	332,947	318,094
Taiwan Semiconductor Manufacturing Co. Ltd.	900,492	1,523,850

		7,074,378

Thailand — 0.3%
Hana Microelectronics Pcl	603,900	207,091
PTT Public Company THB10	148,500	797,527
Siam Commercial Bank Pcl	663,200	1,132,430

		2,137,048

Common Stocks	Shares	Value

United Kingdom — 2.7%
Anglo American Plc	40,228	$865,639
AstraZeneca Group Plc (a)	1,200	41,964
BAE Systems Plc	169,310	890,614
BP Plc	284,952	2,013,659
BP Plc (a)(d)	73,200	3,108,072
British American Tobacco Plc	49,263	1,188,069
Cadbury Plc (a)	16,320	491,069
Diageo Plc (a)	68,900	3,296,865
GlaxoSmithKline Plc	75,546	1,163,653
Guinness Peat Group Plc	1,153,257	489,074
National Grid Plc	43,803	363,935
Premier Foods Plc	241,875	127,985
Royal Dutch Shell Plc Class B	62,427	1,412,760
Unilever Plc	46,837	911,991
Unilever Plc (a)	14,500	282,170
Vodafone Group Plc	1,078,551	1,982,346
Vodafone Group Plc (a)	62,694	1,150,435
WPP Plc	67,638	462,776

		20,243,076

United States — 41.5%
3Com Corp. (b)	340,000	1,377,000
3M Co.	24,400	1,405,440
ACE Ltd.	86,900	4,025,208
AGCO Corp. (b)	1,000	24,300
AT&T Inc.	404,687	10,368,081
Abbott Laboratories	67,000	2,803,950
Accenture Ltd. Class A	1,100	32,373
Aetna, Inc. (d)	91,900	2,022,719
Affiliated Computer Services, Inc. Class A (b)	1,300	62,894
Alliance Resource Partners LP (d)	18,600	611,754
The Allstate Corp.	14,800	345,284
Altria Group, Inc. (d)	68,300	1,115,339
Amdocs Ltd. (b)	2,700	56,511
American Commercial Lines, Inc. (b)	156,200	777,876
AmerisourceBergen Corp.	11,800	396,952
Amgen, Inc. (b)	1,600	77,552
Anadarko Petroleum Corp.	30,900	1,330,554
Apache Corp.	19,600	1,428,056
Apple, Inc. (b)	20,200	2,541,766
Arch Capital Group Ltd. (b)	12,600	728,028
Archer-Daniels-Midland Co.	1,900	46,778
Ascent Media Corp. Class A (b)	195	5,023
Autodesk, Inc. (b)	2,600	51,844
Autoliv, Inc.	1,200	29,604
Avnet, Inc. (b)	1,000	21,890
Avon Products, Inc.	24,100	548,516
Axis Capital Holdings Ltd.	1,100	27,104
BMC Software, Inc. (b)	1,000	34,670
Bank of America Corp.	105,800	944,794
The Bank of New York Mellon Corp. (d)	191,179	4,871,241
Baxter International, Inc.	12,200	591,700
Big Lots, Inc. (b)	1,600	44,224
Boeing Co.	87,500	3,504,375
Boston Scientific Corp. (b)	38,400	322,944
Bristol-Myers Squibb Co.	556,700	10,688,640
Bunge Ltd.	9,811	471,026
Burlington Northern Santa Fe Corp.	71,900	4,851,812
CA, Inc.	151,500	2,613,375
CF Industries Holdings, Inc.	800	57,640
CMS Energy Corp.	36,900	443,538
CNA Financial Corp.	1,000	11,970
CNX Gas Corp. (b)	19,300	496,975
CVS Caremark Corp.	40,970	1,302,027

See Notes to Financial Statements.

10	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
CenturyTel, Inc.	2,000	$54,300
Chevron Corp. (d)	121,450	8,027,845
Chubb Corp.	34,900	1,359,355
Cigna Corp.	97,200	1,915,812
Cisco Systems, Inc. (b)	199,200	3,848,544
The Coca-Cola Co.	30,200	1,300,110
Comcast Corp. Class A	295,200	4,563,792
Complete Production Services, Inc. (b)	64,400	430,192
Computer Sciences Corp. (b)	1,400	51,744
Comverse Technology, Inc. (b)	130,300	931,645
ConAgra Foods, Inc.	28,800	509,760
ConocoPhillips	88,900	3,644,900
Consol Energy, Inc.	144,800	4,529,344
Constellation Brands, Inc. Class A (b)	24,100	279,319
Corning, Inc.	279,800	4,090,676
Covidien Ltd.	18,875	622,497
Crown Holdings, Inc. (b)	36,100	796,005
DISH Network Corp. (b)	33,000	437,250
DaVita, Inc. (b)	16,100	746,557
Dell, Inc. (b)	3,900	45,318
Devon Energy Corp.	32,400	1,679,940
Discover Financial Services, Inc.	350	2,845
Discovery Communications, Inc. Class A (b)	1,850	35,131
Discovery Communications, Inc. Class C (b)	1,950	34,164
Dover Corp.	1,600	49,248
The Dow Chemical Co.	96,900	1,550,400
Dr. Pepper Snapple Group, Inc. (b)	9,240	191,360
Dynegy, Inc. Class A (b)	5,700	10,146
E.I. du Pont de Nemours & Co.	65,100	1,816,290
EMC Corp. (b)	4,000	50,120
ENSCO International, Inc.	6,700	189,476
El Paso Corp.	343,675	2,371,357
Electronic Arts, Inc. (b)	11,100	225,885
Eli Lilly & Co.	40,000	1,316,800
Embarq Corp.	6,235	227,952
Endo Pharmaceuticals Holdings, Inc. (b)	11,000	181,940
Endurance Specialty Holdings Ltd.	47,000	1,229,520
Entergy Corp.	22,900	1,483,233
Everest Re Group Ltd.	7,500	559,800
Exelon Corp.	28,000	1,291,640
Extreme Networks, Inc. (b)	3,043	5,356
Exxon Mobil Corp. (d)	162,800	10,853,876
FMC Corp.	5,000	243,650
FPL Group, Inc.	51,500	2,770,185
FairPoint Communications, Inc.	3,003	3,123
Family Dollar Stores, Inc.	1,400	46,466
Fidelity National Title Group, Inc. Class A	113,800	2,063,194
Fluor Corp.	1,300	49,231
Forest Laboratories, Inc. (b)	16,000	347,040
Foundation Coal Holdings, Inc.	110,650	1,796,956
Frontline Ltd. (e)	1,300	26,169
The Gap, Inc.	4,000	62,160
General Communication, Inc. Class A (b)	29,300	224,438
General Dynamics Corp.	4,500	232,515
General Electric Co.	288,760	3,652,814
Global Industries Ltd. (b)(e)	222,500	1,439,575
Goodrich Corp.	1,200	53,136
Google, Inc. Class A (b)(d)	9,800	3,880,506
H.J. Heinz Co.	23,193	798,303
Halliburton Co.	46,750	945,285
Hanesbrands, Inc. (b)	3,150	51,849

Common Stocks	Shares	Value

United States (continued)
Hasbro, Inc.	1,400	$37,324
HealthSouth Corp. (b)	23,360	218,883
Hess Corp.	21,900	1,199,901
Hewitt Associates, Inc. Class A (b)	1,700	53,312
Hewlett-Packard Co.	61,000	2,194,780
Hologic, Inc. (b)	170,300	2,530,658
Honeywell International, Inc.	1,000	31,210
Humana, Inc. (b)	68,300	1,965,674
IPC Holdings Ltd.	30,900	804,636
International Business Machines Corp.	40,700	4,200,647
International Game Technology	76,500	944,775
International Paper Co.	87,000	1,101,420
JDS Uniphase Corp. (b)	15,850	73,069
JPMorgan Chase & Co.	139,200	4,593,600
Johnson & Johnson	173,800	9,100,168
KBR, Inc.	32,720	511,086
Key Energy Services, Inc. (b)	29,825	130,932
King Pharmaceuticals, Inc. (b)	15,700	123,716
Kraft Foods, Inc.	129,197	3,023,210
The Kroger Co.	1,500	32,430
L-3 Communications Holdings, Inc.	600	45,690
LSI Corp. (b)	10,000	38,400
Lexmark International, Inc. Class A (b)	53,300	1,045,746
Liberty Media Corp. — Entertainment Class A (b)	68	1,656
Liberty Media Holding Corp. — Capital (b)	17	199
Liberty Media Holding Corp. — Interactive (b)	2,515	13,330
Life Technologies Corp (b)	15,359	572,891
Lockheed Martin Corp.	20,900	1,641,277
Loews Corp.	1,000	24,890
Macquarie Infrastructure Co. LLC	23,700	58,776
Manpower, Inc.	600	25,854
Marathon Oil Corp.	88,400	2,625,480
Marsh & McLennan Cos., Inc.	4,200	88,578
Mattel, Inc.	105,400	1,576,784
McDermott International, Inc. (b)	40,000	645,600
McDonald’s Corp.	34,200	1,822,518
The McGraw-Hill Cos., Inc.	2,400	72,360
McKesson Corp.	20,100	743,700
Mead Johnson Nutrition Co. (b)	26,500	748,625
Medco Health Solutions, Inc. (b)	24,200	1,053,910
Medtronic, Inc.	101,700	3,254,400
Merck & Co., Inc.	113,875	2,760,330
MetLife, Inc.	24,600	731,850
Mettler Toledo International, Inc. (b)	55,500	3,420,465
Microsoft Corp.	555,300	11,250,378
Motorola, Inc.	83,200	460,096
Murphy Oil Corp.	15,700	749,047
Mylan, Inc. (b)(e)	85,151	1,128,251
Nabors Industries Ltd. (b)	14,500	220,545
National Oilwell Varco, Inc. (b)	50,072	1,516,180
NetApp, Inc. (b)	3,100	56,730
Newmont Mining Corp.	116,400	4,683,936
News Corp. Class A	98,900	816,914
Noble Energy, Inc.	1,000	56,750
Northern Trust Corp.	64,200	3,489,912
Northrop Grumman Corp.	600	29,010
Novell, Inc. (b)	34,900	131,224
Novellus Systems, Inc. (b)	1,300	23,478
Occidental Petroleum Corp.	41,450	2,333,221
Oracle Corp.	24,700	477,698
PPL Corp.	28,800	861,408
Pall Corp.	5,000	132,050

See Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	11

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Panera Bread Co. Class A (b)	13,500	$756,135
Parker Hannifin Corp.	900	40,815
PartnerRe Ltd.	7,700	525,063
Pepsi Bottling Group, Inc.	1,200	37,524
PepsiAmericas, Inc.	10,500	257,985
PerkinElmer, Inc.	22,500	327,825
Perrigo Co.	14,400	373,248
Pfizer, Inc.	440,400	5,883,744
PharMerica Corp. (b)	1,075	19,619
Philip Morris International, Inc.	54,300	1,965,660
Pitney Bowes, Inc.	2,100	51,534
Plains Exploration & Production Co. (b)	1,200	22,644
Platinum Underwriters Holdings Ltd.	17,500	503,475
Polycom, Inc. (b)	151,800	2,829,552
Praxair, Inc.	2,300	171,603
Precision Castparts Corp.	15,600	1,167,816
The Procter & Gamble Co.	117,700	5,819,088
The Progressive Corp.	46,400	708,992
QUALCOMM, Inc.	45,600	1,929,792
Quest Diagnostics, Inc.	1,200	61,596
Qwest Communications International Inc.	414,900	1,613,961
Ralcorp Holdings, Inc. (b)	2,801	160,105
Raytheon Co.	500	22,615
RenaissanceRe Holdings Ltd.	16,500	802,890
Reynolds American, Inc.	800	30,384
Ross Stores, Inc.	2,000	75,880
RusHydro (b)	84,431,800	2,338,761
Ryder System, Inc.	2,000	55,380
SAIC, Inc. (b)	3,800	68,780
SUPERVALU, Inc.	11,891	194,418
Safeway, Inc.	2,500	49,375
Sara Lee Corp.	130,100	1,082,432
Schering-Plough Corp.	129,300	2,976,486
Schlumberger Ltd.	42,200	2,067,378
Seagate Technology	2,000	16,320
Smith International, Inc.	11,100	286,935
The Southern Co.	10,500	303,240
Spirit Aerosystems Holdings, Inc. Class A (b)	127,200	1,621,800
Sprint Nextel Corp. (b)	187,200	816,192
The St. Joe Co. (b)	51,600	1,283,808
Stone Energy Corp. (b)	11,100	47,841
Sun Microsystems, Inc. (b)	59,775	547,539
Sunoco, Inc.	600	15,906
Synopsys, Inc. (b)	1,400	30,492
Tellabs, Inc. (b)	2,800	14,672
Thermo Fisher Scientific, Inc. (b)	23,200	813,856
Time Warner Cable, Inc.	7,789	251,039
Time Warner, Inc.	31,033	677,450
The Travelers Cos., Inc.	63,900	2,628,846
Tyco Electronics Ltd.	16,475	287,324
U.S. Bancorp	119,500	2,177,290
Unifi, Inc. (b)	127,500	114,750
Union Pacific Corp.	90,300	4,437,342

Common Stocks	Shares	Value

United States (concluded)
United Technologies Corp.	11,000	$537,240
UnitedHealth Group, Inc.	143,800	3,382,176
Valero Energy Corp.	2,500	49,600
Verizon Communications, Inc.	245,100	7,436,334
Viacom, Inc. Class B (b)	88,550	1,703,702
WABCO Holdings, Inc.	400	6,396
Wal-Mart Stores, Inc.	9,900	498,960
Waters Corp. (b)	22,150	978,366
WellPoint, Inc. (b)	61,450	2,627,602
Wells Fargo & Co.	72,400	1,448,724
Western Digital Corp. (b)	2,300	54,096
The Western Union Co.	4,300	72,025
Windstream Corp.	29,091	241,455
Wyeth	80,700	3,421,680
XL Capital Ltd. Class A	219,400	2,086,494
XTO Energy, Inc.	17,600	610,016
Xerox Corp.	248,400	1,517,724
Xilinx, Inc.	2,600	53,144

		308,133,885

Total Common Stocks — 78.6%		584,303,778

Exchange-Traded Funds

Consumer Staples Select Sector SPDR Fund	66,100	1,454,200
Health Care Select Sector SPDR Fund	66,100	1,598,298
iShares Dow Jones U.S. Telecommunications Sector Index Fund	40,000	688,800
iShares Silver Trust (b)	230,600	2,813,320
KBW Bank	12,000	195,960
SPDR Gold Trust (b)(e)	269,000	23,475,630
Telecom HOLDRs Trust	11,200	259,280
Utilities Select Sector SPDR Fund	110,500	2,856,425
Vanguard Telecommunication Services	1,400	65,884

Total Exchange-Traded Funds — 4.5%		33,407,797

Investment Companies

Vietnam — 0.1%
Vietnam Enterprise Investments Ltd. — R Shares (b)		199,954	219,949
Vinaland Ltd. (b)		1,723,580	823,009

Total Investment Companies — 0.1%			1,042,958

Preferred Securities

Capital Trusts		Par (000)

United States — 0.0%
Citigroup Capital XXI, 8.30%, 12/21/77 (f)	USD	530	322,494

Total Capital Trusts — 0.0%			322,494

See Notes to Financial Statements.

12	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Japan — 0.2%
Mizuho Financial Group, Inc. Series 11X1, 2% (g)	211,000	$1,283,715

United States — 0.5%
Bunge Ltd., 4.875% (g)	2,835	194,613
El Paso Corp., 4.99% (g)	1,458	909,427
Freeport-McMoRan Copper & Gold, Inc., 5.50% (g)	1,797	1,662,225
Mylan, Inc., 6.50% (g)	184	156,768
NRG Energy, Inc., 4% (g)	416	374,400
XL Capital Ltd., 10.75% (g)	17,012	294,308

		3,591,741

Total Preferred Stocks — 0.7%		4,875,456

Total Preferred Securities — 0.7%		5,197,950

Warrants (h)

Canada — 0.0%
Kinross Gold Corp. (expires 9/03/13)	36,725	128,644
New Gold, Inc. (expires 4/03/12)	170,500	3,572

Total Warrants — 0.0%		132,216

Corporate Bonds		Par (000)

Canada — 0.2%
Sino-Forest Corp., 5%, 8/01/13 (c)(g)	USD	2,332	1,795,640

China — 0.5%
Brilliance China Finance Ltd., 0%, 6/07/11 (g)(i)		1,381	1,643,390
GOME Electrical Appliances Holdings Ltd., 6.363%, 5/18/14 (g)(i)	CNY	19,900	2,150,997

			3,794,387

France — 0.0%
Compagnie Générale des Etablissements Michelin Series ML, 7.854%, 1/01/17 (g)(i)	EUR	289	311,773

Hong Kong — 0.1%
FU JI Food and Catering Services Holdings Ltd., 20.427%, 10/18/10 (g)(i)	CNY	10,800	1,076,359

India — 1.0%
Gujarat NRE Coke Ltd., 0%, 4/12/11 (g)(i)	USD	1,000	550,000
Reliance Communications Ltd. (g)(i):
19.274%, 5/10/11		1,850	1,822,250
26.355%, 3/01/12		3,300	2,813,877
Tata Motors Ltd., 1%, 4/27/11 (g)		1,645	1,348,900
Tata Steel Ltd., 1%, 9/05/12 (g)		700	651,313

			7,186,340

Japan — 0.3%
The Bank of Kyoto Ltd., 1.799%, 3/31/14 (g)(i)	JPY	32,000	290,388
NC International Ltd., 5.899%, 3/15/11 (g)(i)		40,000	374,819
Suzuki Motor Corp. Series 9, 4.204%, 3/29/13 (g)(i)		130,000	1,268,193

			1,933,400

Corporate Bonds	Par (000)		Value

Malaysia — 1.3%
Berjaya Land Bhd, 8%, 8/15/11 (g)	MYR	4,290	$1,243,617
Cherating Capital Ltd., 2%, 7/05/12 (f)(g)	USD	600	603,750
Feringghi Capital Ltd., 0%, 12/22/09 (g)(i)		600	669,000
IOI Resources, 5.504%, 1/15/13 (g)(i)		200	182,750
Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)(g)		3,800	3,972,301
YTL Power Finance Cayman Ltd., 0%, 5/09/10 (g)		2,200	2,593,892

			9,265,310

Netherlands — 0.1%
Pargesa Netherlands NV, 1.75%, 6/15/14 (g)	CHF	1,100	773,426

Singapore — 0.7%
CapitaLand Ltd. (g):
3.125%, 3/05/18	SGD	3,500	1,932,624
2.95%, 6/20/22		4,000	1,739,877
Keppel Land Ltd., 2.50%, 6/23/13 (g)		1,000	621,353
Wilmar International Ltd., 9.894%, 12/18/12 (g)(i)	USD	1,100	1,083,411

			5,377,265

South Korea — 0.3%
Zeus Cayman, 4.135%, 8/19/13 (g)(i)	JPY	249,000	2,294,451

Taiwan — 0.0%
Shin Kong Financial Holding Co. Ltd., 0%, 6/17/09 (g)(i)	USD	20	19,226

United Arab Emirates — 0.6%
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (g)(i)		7,610	4,517,448

United States — 3.7%
Addax Petroleum Corp., 3.75%, 5/31/12 (g)		1,000	838,750
Advanced Micro Devices, Inc.:
5.75%, 8/15/12 (g)		1,497	797,152
7.75%, 11/01/12		39	22,327
6%, 5/01/15 (g)		8,242	3,368,917
Cell Genesys, Inc., 3.125%, 11/01/11 (g)		90	38,925
Chesapeake Energy Corp. (g):
2.75%, 11/15/35		504	429,030
2.50%, 5/15/37		1,927	1,394,666
China Milk Products Group Ltd., 13.977%, 1/05/12 (g)(i)		1,000	976,178
Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 (g)		142	87,685
Hologic, Inc., 2%, 12/15/37 (g)(j)		4,830	3,417,225
IOI Capital Bhd Series IOI, 0%, 12/18/11 (g)(i)		2,150	2,289,750
Intel Corp., 2.95%, 12/15/35 (g)		886	759,745
McMoRan Exploration Co., 5.25%, 10/06/11 (g)		480	394,200
Medtronic, Inc. (g):
1.50%, 4/15/11		476	449,225
1.625%, 4/15/13		1,812	1,633,065
Mylan, Inc., 1.25%, 3/15/12 (g)		2,247	1,985,786
Nabi Biopharmaceuticals, 2.875%, 4/15/25 (g)		50	47,437
Preferred Term Securities:
XXIV, Ltd., 5.965%, 3/22/37 (c)		1,200	600
XXV, Ltd., 5.758%, 6/22/37		1,150	575
XXVI, Ltd., 6.191%, 9/22/37		970	10
XXVII, Ltd., 6.29%, 12/22/37		900	9
SBA Communications Corp. Series 144A, 4%, 10/01/14 (c)(g)		523	538,036
SonoSite, Inc., 3.75%, 7/15/14 (g)		480	412,800
Teva Pharmaceutical Finance LLC Series B, 0.25%, 2/01/24 (g)		839	1,060,286

See Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	13

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Transocean, Inc. (g):
1.50%, 12/15/37	USD	4,363	$3,855,801
Series A, 1.625%, 12/15/37		1,980	1,843,875
Series C, 1.50%, 12/15/37		737	630,135

			27,272,190

Total Corporate Bonds — 8.8%			65,617,215

U.S. Treasury Obligations

U.S. Treasury Notes:
4%, 6/15/09		9,500	9,545,277
4.875%, 6/30/09		8,100	8,163,277

Total U.S. Treasury Obligations — 2.4%			17,708,554

Total Fixed Income Securities — 11.2%			83,325,769

Total Long-Term Investments (Cost — $862,613,167) — 95.1%			707,410,468

Short-Term Securities

Canada — 0.0%
Time Deposits — 0.0%
Brown Brothers Harriman & Co., 1.141%, 5/01/09	CAD	6	5,554

Switzerland — 0.0%
Time Deposits — 0.0%
Citibank London, 1.193%, 5/01/09	CHF	72	72,079

U.S. Treasury Obligations — 4.9%
U.S. Treasury Bills (k):
0.27%, 5/07/09	USD	4,795	4,794,784
0.02%, 5/15/09		3,000	2,999,977
0.156%, 5/21/09		12,300	12,299,729
0.30%, 5/28/09		110	109,997
0.28%, 6/04/09		700	699,815
0.207%, 6/11/09		4,070	4,068,954
0.18%, 6/18/09		6,840	6,838,358
0.087%, 7/02/09		225	224,966
0.165%, 7/09/09		790	789,750
0.143%, 7/23/09		1,020	1,019,665
0.129%, 7/30/09		600	599,806
0.323%, 9/03/09		1,700	1,698,093

			36,143,894

Short-Term Securities		Beneficial Interest (000)	Value

Money Market Fund — 0.3%
BlackRock Liquidity Series, LLC Money Market Series, 0.3% (l)(m)(n)	USD	2,310	$2,310,000

Total Short-Term Securities (Cost — $38,530,398) — 5.2%			38,531,527

Options Purchased	Contracts

Exchange-Traded Call Options
Bed Bath & Beyond, Inc., expiring August 2009 at USD 27.50		439	219,500
Best Buy Co., Inc., expiring September 2009 at USD 40		444	190,920
Carnival Corp., expiring July 2009 at USD 30		436	78,480
General Motors Corp.:
expiring January 2010 at USD 50		592	592
expiring January 2010 at USD 60		558	1,116
Home Depot, Inc., expiring August 2009 at USD 30		427	34,801
Paccar, Inc., expiring August 2009 at USD 35		441	216,090
S&P 500 Listed Option:
expiring June 2009 at USD 80		296	2,539,680
expiring June 2009 at USD 132.50		100	500
expiring December 2009 at USD 100		40	137,200
Staples, Inc., expiring September 2009 at USD 22.50		450	76,500

			3,495,379

Exchange-Traded Put Options
Paccar, Inc., expiring June 2009 at USD 30		445	61,187

Total Options Purchased (Cost — $2,350,080) — 0.5%			3,556,566

Total Investments Before Structured Options, Investments Sold Short and Options Written (Cost — $903,493,645*) — 100.8%			749,498,561

Structured Options

Credit Suisse Euro Stoxx Index Link, expiring July 2009 Broker Credit Suisse International (o)	8,700	(2,680,395)
JPMorgan Euro Stoxx Index Link, expiring June 2009 Broker JPMorgan Chase (p)	10,058	(2,963,307)

Total Structured Options (Premiums Paid — $842,046*) — (0.8)%		(5,643,702)

See Notes to Financial Statements.

14	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Bed Bath & Beyond, Inc.	(70,300)	$(2,138,526)
Best Buy Co., Inc.	(44,400)	(1,704,072)
Carnival Corp.	(126,800)	(3,408,384)
D.R. Horton Inc.	(108,700)	(1,418,535)
Home Depot, Inc.	(74,900)	(1,971,368)
Kohl’s Corp.	(34,600)	(1,569,110)
Lowe’s Cos., Inc.	(58,400)	(1,255,600)
Masco Corp.	(81,600)	(722,976)
Paccar Inc.	(44,100)	(1,562,904)
Staples, Inc.	(79,900)	(1,647,538)

Total Investments Sold Short (Proceeds — $17,196,433) — (2.3)%		(17,399,013)

Options Written	Contracts

Exchange-Traded Call Options
Apple, Inc., expiring January 2010 at USD 85	202	(906,475)
Avon Products, Inc., expiring January 2010 at USD 22.50	241	(83,145)
Electronic Arts, Inc., expiring January 2010 at USD 22.50	111	(31,635)
Hewlett-Packard Co., expiring August 2009 at USD 35	610	(222,650)
Microsoft Corp., expiring January 2010 at USD 17.50	470	(196,225)
Panera Bread Co. Class A, expiring August 2009 at USD 55	135	(89,775)
Polycom, Inc., expiring January 2010 at USD 20	380	(90,250)
S&P 500 Listed Option:
expiring June 2009 at USD 88.50	148	(483,960)
expiring June 2009 at USD 90	148	(385,540)
expiring June 2009 at USD 152.50	27	(405)

		(2,490,060)

Exchange-Traded Put Options
Paccar, Inc., expiring June 2009 at USD 25	445	(21,138)

Total Options Written (Premiums Received — $1,673,101) — (0.3)%		(2,511,198)

Total Investments, Net of Structured Options, Investments Sold Short and Options Written — 97.4%		723,944,648
Other Assets Less Liabilities — 2.6%		19,106,889

Net Assets — 100.0%		$743,051,537

*	The cost and unrealized appreciation (depreciation) of investments and structured options as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$914,997,253

Gross unrealized appreciation	$37,373,377
Gross unrealized depreciation	(208,515,771)

Net unrealized depreciation	$(171,142,394)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Security, or a portion of security, is on loan.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Rates shown are the discount rates paid at the time of purchase.

(l)	Security was purchased with the cash proceeds from securities loans.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Series, LLC Money Market Series	USD	140,000	$12,975

(n)	Represents the current yield as of report date.

(o)

CSFB DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,384.537 and (b) the equivalent of 2.37 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,562.67 and an upper call strike of 3,918.937. For each unit of the Structured Option, the Fund has sold or written 2.37 calls on the DJ Euro Stoxx Index at 3,918.937 and bought 2.37 calls on the DJ Euro Stoxx Index at 3,562.67. Because the Structured Option was constructed with an upper call strike limit of 110%, theoretically, the structure peaked at a 23.7% return in the event that the DJ Euro Stoxx Index rose above 3,918.937. At period-end, the DJ Euro Stoxx Index was at 2,375.34. At period-end, the value of this Structured Option was $(2,680,395) representing the price of the potential obligation of the Fund to the counterparty on the imbedded Put at expiration of $1,009.197 per unit. The option expires on July 13, 2009.

(p)

JPMorgan DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,365.46 and (b) 2.7 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,542.59 and an upper call strike of 3,826.00. For each unit of the Structured Option, the Fund has sold or written 2.7 calls on the DJ Euro Stoxx Index at 3,826.00 and bought 2.7 calls on the DJ Euro Stoxx Index at 3,542.59. Because the Structured Option was constructed with an upper call strike limit of 108%, theoretically, the structure peaked at a 29.1% return in the event that the DJ Euro Stoxx Index rose above 3,826.00. At period-end, the DJ Euro Stoxx Index was at 2,375.34. At period-end, the value of this Structured Option was $(2,963,307) representing the price of the potential obligation of the Fund to the counterparty on the imbedded Put at expiration of $990.12 per unit. The option expires on June 19, 2009.

See Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	15

Schedule of Investments (continued)

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	1,810,282	USD	1,320,420	Brown Brothers Harriman & Co.	5/04/09	$(4,798)
CAD	9,203,930	USD	7,713,109	Brown Brothers Harriman & Co.	5/04/09	(103)
CHF	10,322,950	USD	9,048,029	Brown Brothers Harriman & Co.	5/04/09	(3,520)
EUR	11,115,282	USD	14,642,228	Brown Brothers Harriman & Co.	5/04/09	64,306
HKD	16,366,042	USD	2,111,761	Brown Brothers Harriman & Co.	5/04/09	(28)
MXN	29,728,096	USD	2,140,606	Brown Brothers Harriman & Co.	5/04/09	12,667
NOK	4,285,879	USD	648,700	Brown Brothers Harriman & Co.	5/04/09	4,113
SEK	2,695,150	USD	324,284	Brown Brothers Harriman & Co.	5/04/09	10,750
SGD	6,862,410	USD	4,639,739	Brown Brothers Harriman & Co.	5/04/09	(4,543)
USD	1,303,584	AUD	1,810,282	Brown Brothers Harriman & Co.	5/04/09	(11,655)
USD	7,623,725	CAD	9,210,557	Brown Brothers Harriman & Co.	5/04/09	(94,945)
USD	9,009,146	CHF	10,322,950	Brown Brothers Harriman & Co.	5/04/09	(35,906)
USD	14,692,158	EUR	11,115,282	Brown Brothers Harriman & Co.	5/04/09	(14,487)
USD	2,111,856	HKD	16,366,042	Brown Brothers Harriman & Co.	5/04/09	53
USD	2,274,703	MXN	29,728,096	Brown Brothers Harriman & Co.	5/04/09	123,166
USD	641,599	NOK	4,285,879	Brown Brothers Harriman & Co.	5/04/09	(11,093)
USD	333,815	SEK	2,695,150	Brown Brothers Harriman & Co.	5/04/09	(1,222)
USD	4,450,212	SGD	6,658,630	Brown Brothers Harriman & Co.	5/04/09	(47,291)
USD	414,751	ZAR	3,711,810	Brown Brothers Harriman & Co.	5/04/09	(23,187)
ZAR	3,711,810	USD	437,226	Brown Brothers Harriman & Co.	5/04/09	1,134
GBP	12,608,615	USD	18,605,272	Brown Brothers Harriman & Co.	5/05/09	47,156
INR	99,330,000	USD	1,982,646	Brown Brothers Harriman & Co.	5/05/09	1,609
KRW	8,111,460,000	USD	6,204,743	Brown Brothers Harriman & Co.	5/05/09	119,207
MYR	20,099,600	USD	5,615,792	Brown Brothers Harriman & Co.	5/05/09	28,861
SGD	22	USD	15	Brown Brothers Harriman & Co.	5/05/09	—
TWD	425,768,400	USD	12,815,346	Brown Brothers Harriman & Co.	5/05/09	97,096
USD	70,718	CHF	80,640	Brown Brothers Harriman & Co.	5/05/09	60
USD	18,881,779	GBP	12,608,615	Brown Brothers Harriman & Co.	5/05/09	229,351
USD	1,986,438	INR	99,330,000	Brown Brothers Harriman & Co.	5/05/09	2,183
USD	6,204,743	KRW	8,114,460,000	Brown Brothers Harriman & Co.	5/05/09	(119,208)
USD	5,635,426	MYR	20,099,600	Brown Brothers Harriman & Co.	5/05/09	(10,477)
USD	12,718,913	TWD	425,768,400	Brown Brothers Harriman & Co.	5/05/09	(193,529)
KRW	8,111,460,000	USD	6,163,723	Brown Brothers Harriman & Co.	5/06/09	160,227
USD	6,087,400	KRW	8,111,460,000	Brown Brothers Harriman & Co.	5/06/09	(236,551)
JPY	78,478,030	USD	789,422	Brown Brothers Harriman & Co.	5/07/09	6,414
USD	33,392	JPY	3,285,463	Morgan Stanley Capital Services Inc.	5/07/09	75
EUR	11,115,282	USD	14,691,513	Brown Brothers Harriman & Co.	5/18/09	14,286
SEK	2,695,150	USD	333,811	Brown Brothers Harriman & Co.	5/18/09	1,219
USD	1,319,131	AUD	1,810,282	Brown Brothers Harriman & Co.	5/18/09	5,191
USD	9,049,528	CHF	10,322,950	Brown Brothers Harriman & Co.	5/18/09	2,589

See Notes to Financial Statements.

16	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Schedule of Investments (continued)

•	Foreign currency exchange contracts as of April 30, 2009 (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	18,604,642	GBP	12,608,615	Brown Brothers Harriman & Co.	5/18/09	$(47,443)
USD	2,111,979	HKD	16,366,042	Brown Brothers Harriman & Co.	5/18/09	(75)
USD	2,134,458	MXN	29,728,096	Brown Brothers Harriman & Co.	5/18/09	(11,250)
USD	648,277	NOK	4,285,879	Brown Brothers Harriman & Co.	5/18/09	(4,019)
USD	4,501,885	SGD	6,658,630	Brown Brothers Harriman & Co.	5/18/09	4,596
USD	435,837	ZAR	3,711,810	Brown Brothers Harriman & Co.	5/18/09	(683)
MYR	10,049,800	USD	2,812,470	Brown Brothers Harriman & Co.	5/19/09	8,269
USD	7,713,484	CAD	9,203,930	Brown Brothers Harriman & Co.	5/19/09	(53)
USD	992,308	INR	49,665,000	Brown Brothers Harriman & Co.	5/19/09	1,587
USD	6,164,567	KRW	8,111,460,000	Brown Brothers Harriman & Co.	5/19/09	(162,239)
USD	6,393,495	TWD	212,884,200	Brown Brothers Harriman & Co.	5/19/09	(86,479)

Total						$(178,619)

•	Financial futures contracts purchased as of April 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Appreciation

10	DAX Index 25 Euro	Eurex Deutschland	June 2009	$1,324,412	$262,813
4	FTSE 100 Index	LIFFE	June 2009	224,600	24,346
6	Osaka Nikkei 225	Osaka	June 2009	429,120	109,919
30	Russell 2000	New York	June 2009	1,250,085	210,015
186	S&P 500 Index	Chicago	June 2009	32,995,865	7,459,135
40	Topix Index	Tokyo	June 2009	2,841,835	569,238

Total					$8,635,466

•	Financial futures contracts sold as of April 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Depreciation

30	Hang Seng Index	Hong Kong	May 2009	$2,901,485	$(76,625)
4	Yen Denom	Tokyo	June 2009	179,502	(178)

Total					$(76,803)

•	Credit default swaps on single-name issues — buy protection outstanding as of April 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation

DaimlerChrysler NA Holding Corp.	0.53%	JPMorgan Chase Bank NA	September 2011	EUR 160	$7,279
Carnival Corp.	0.25%	JPMorgan Chase Bank NA	September 2011	USD 310	15,044
JC Penney Corp., Inc.	0.53%	JPMorgan Chase Bank NA	September 2011	USD 103	2,820
McDonald’s Corp.	0.16%	JPMorgan Chase Bank NA	September 2011	USD 103	632
Whirlpool Corp.	0.48%	JPMorgan Chase Bank NA	September 2011	USD 103	3,583

Total					$29,358

•	Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
MXN	Mexican New Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

See Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	17

Schedule of Investments (concluded)

•

Effective November 1,2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$428,961,906	$(17,399,013)	$12,192,032	$(2,588,001)
Level 2	302,973,499	—	975,523	(1,124,784)
Level 3	14,006,590	—	—	(5,643,702)

Total	$745,941,995	$(17,399,013)	$13,167,555	$(9,356,487)

*

Other financial instruments are options, swaps, futures, and foreign currency exchange contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities	Other Financial Instruments[1]

	Assets	Liabilities

Balance, as of November 1, 2008	$264,299	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)[2]	(4,324,824)	$(6,485,748)
Net purchases (sales)	—	—
Net transfers in/out of Level 3	18,067,115	842,046

Balance as of April 30, 2009	$14,006,590	$(5,643,702)

[1]	Other financial instruments are options. Options are shown at market value.

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

See Notes to Financial Statements.

18	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Statement of Assets and Liabilities

April 30, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $901,183,645) (including securities loaned of $2,091,930)	$747,188,561
Investments at value — affiliated (cost — $2,310,000)	2,310,000
Cash on deposit for short sales	18,087,528
Foreign currency at value (cost — $1,961,207)	2,002,657
Unrealized appreciation on foreign currency exchange contracts	946,165
Unrealized appreciation on swaps	29,358
Investments sold receivable — unaffiliated	2,272,222
Investments sold receivable — affiliated	907,500
Dividends receivable	3,010,593
Capital shares sold receivable	1,055,696
Interest receivable	996,893
Margin variation receivable	93,909
Securities lending income receivable — affiliated	1,429
Other assets	84,559
Prepaid expenses	38,515

Total assets	779,025,585

Liabilities

Collateral on securities loaned at value	2,310,000
Investments sold short at value (proceeds — $17,196,433)	17,399,013
Options written at value (premiums received — $1,673,101)	2,511,198
Structured options at value (premiums paid — $842,046)	5,643,702
Unrealized depreciation on foreign currency exchange contracts	1,124,784
Bank overdraft	222,781
Investments purchased payable	4,486,683
Capital shares redeemed payable	1,222,935
Investment advisory fees payable	467,748
Distribution fees payable	236,028
Dividends on short sales payable	17,300
Officer’s and Trustees’ fees payable	503
Swaps payable	362
Other affiliates payable	25,126
Other accrued expenses payable	305,885

Total liabilities	35,974,048

Net Assets	$743,051,537

Net Assets Consist of

Paid-in capital	$1,028,793,570
Undistributed net investment income	6,591,372
Accumulated net realized loss	(139,268,881)
Net unrealized appreciation/depreciation	(153,064,524)

Net Assets	$743,051,537

Net Asset Value

Institutional — Based on net assets of $203,898,601 and 23,805,963 shares outstanding, unlimited shares authorized, $0.10 par value	$8.57

Investor A — Based on net assets of $341,067,057 and 39,840,251 shares outstanding, unlimited shares authorized, $0.10 par value	$8.56

Investor B — Based on net assets of $24,142,664 and 2,821,395 shares outstanding, unlimited shares authorized, $0.10 par value	$8.56

Investor C — Based on net assets of $167,309,813 and 19,616,259 shares outstanding, unlimited shares authorized, $0.10 par value	$8.53

Class R — Based on net assets of $6,633,402 and 775,769 shares outstanding, unlimited shares authorized, $0.10 par value	$8.55

See Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	19

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Investment Income

Dividends	$9,198,249
Foreign taxes withheld	(331,071)
Interest	1,966,070
Securities lending — affiliated	12,975
Income — affiliated	146

Total income	10,846,369

Expenses

Investment advisory	2,999,768
Service — Investor A	420,945
Service and distribution — Investor B	138,992
Service and distribution — Investor C	855,218
Service and distribution — Class R	16,098
Transfer agent — Institutional	137,705
Transfer agent — Investor A	253,714
Transfer agent — Investor B	43,853
Transfer agent — Investor C	139,750
Transfer agent — Class R	18,872
Custodian	195,885
Accounting services	171,062
Professional	80,837
Printing	64,787
Registration	50,954
Officer and Trustees	23,651
Miscellaneous	52,233

Total expenses excluding dividend expense	5,664,324
Dividend expense	87,103

Total expenses	5,751,427
Less fees waived by advisor	(313,524)

Total expenses after waiver	5,437,903

Net investment income	5,408,466

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments (including $73,868 foreign capital gain tax)	(72,065,520)
Futures and swaps	(28,690,683)
Option written	3,879,232
Short sales	(149,713)
Foreign currency	(3,582,959)

(100,609,643)

Net change in unrealized appreciation/depreciation on:
Investments	50,326,659
Written and structured options	(3,734,895)
Futures and swaps	19,259,989
Foreign currency	1,687,138
Short sales	(3,227,555)

64,311,336

Total realized and unrealized loss	(36,298,307)

Net Decrease in Net Assets Resulting from Operations	$(30,889,841)

See Notes to Financial Statements.

20	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008

Operations

Net investment income	$5,408,466	$9,655,096
Net realized loss	(100,609,643)	(34,762,504)
Net change in unrealized appreciation/depreciation	64,311,336	(522,259,239)

Net decrease in net assets resulting from operations	(30,889,841)	(547,366,647)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(3,396,666)	(2,967,933)
Investor A	(4,166,448)	(3,704,220)
Investor B	—	(13,717)
Investor C	(259,368)	(365,926)
Class R	(50,535)	(48,175)
Net realized gain:
Institutional	—	(15,025,378)
Investor A	—	(24,465,366)
Investor B	—	(3,171,004)
Investor C	—	(11,819,802)
Class R	—	(425,864)

Net decrease in net assets resulting from dividends and distributions to shareholders	(7,873,017)	(62,007,385)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(48,461,537)	6,955,553

Redemption Fee

Redemption fee	17,189	54,970

Net Assets

Total decrease in net assets	(87,207,206)	(602,363,509)
Beginning of period	830,258,743	1,432,622,252

End of period	$743,051,537	$830,258,743

End of period undistributed net investment income	$6,591,372	$9,055,923

See Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	21

Financial Highlights

	Institutional				Investor A

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,		Period Nov. 4, 2005[1] to October 31, 2006	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,		Period Nov. 4, 2005[1] to October 31, 2006

		2008	2007			2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.98	$15.11	$12.03	$10.00	$8.96	$15.08	$12.00	$10.00

Net investment income[2]	0.07	0.15	0.13	0.12	0.07	0.11	0.10	0.10
Net realized and unrealized gain (loss)[3]	(0.35)	(5.60)	3.59	1.93	(0.37)	(5.57)	3.59	1.92

Net increase (decrease) from investment operations	(0.28)	(5.45)	3.72	2.05	(0.30)	(5.46)	3.69	2.02

Dividends and distributions from:
Net investment income	(0.13)	(0.11)	(0.19)	(0.02)	(0.10)	(0.09)	(0.16)	(0.02)
Net realized gain	—	(0.57)	(0.45)	—	—	(0.57)	(0.45)	—

Total dividends and distributions	(0.13)	(0.68)	(0.64)	(0.02)	(0.10)	(0.66)	(0.61)	(0.02)

Net asset value, end of period	$8.57	$8.98	$15.11	$12.03	$8.56	$8.96	$15.08	$12.00

Total Investment Return[4]

Based on net asset value	(3.07)%[5]	(37.62)%	32.17%	20.51%[5,6]	(3.33)%[5]	(37.74)%	31.84%	20.21	%[5],[6]

Ratios to Average Net Assets

Total expenses after waiver, excluding reorganization expenses and excluding dividend expense	1.04%[7]	0.99%	1.02%	1.26%[7]	1.29%[7]	1.25%	1.27%	1.51%[7]

Total expenses after waiver	1.06%[7]	1.09%	1.04%	1.26%[7]	1.31%[7]	1.35%	1.29%	1.51%[7]

Total expenses	1.13%[7]	1.12%	1.04%	1.26%[7]	1.39%[7]	1.38%	1.29%	1.51%[7]

Net investment income	1.81%[7]	1.13%	1.09%	1.14%[7]	1.58%[7]	0.88%	0.83%	0.93%[7]

Supplemental Data

Net assets, end of period (000)	$203,899	$233,081	$383,601	$107,419	$341,067	$372,188	$648,402	$66,714

Portfolio turnover	14%	66%	35%	38%	14%	66%	35%	38%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes redemption fees, which are less than $0.01 per share.

[4]	Total investment return excludes the effects of sales charges.

[5]	Aggregate total investment return.

[6]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.03%.

[7]	Annualized.

See Notes to Financial Statements.

22	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Financial Highlights (continued)

	Investor B				Investor C

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,		Period Nov. 4, 2005[1] to October 31, 2006	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,		Period Nov. 4, 2005[1] to October 31, 2006

		2008	2007			2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.88	$14.98	$11.91	$10.00	$8.87	$14.97	$11.92	$10.00

Net investment income[2]	0.02	0.01	0.01	0.02	0.04	0.01	0.01	0.02
Net realized and unrealized gain (loss)[3]	(0.34)	(5.54)	3.55	1.91	(0.37)	(5.52)	3.55	1.92

Net increase (decrease) from investment operations	(0.32)	(5.53)	3.56	1.93	(0.33)	(5.51)	3.56	1.94

Dividends and distributions from:
Net investment income	—	(0.00)[4]	(0.04)	(0.02)	(0.01)	(0.02)	(0.06)	(0.02)
Net realized gain	—	(0.57)	(0.45)	—	—	(0.57)	(0.45)	—

Total dividends and distributions	—	(0.57)	(0.49)	(0.02)	(0.01)	(0.59)	(0.51)	(0.02)

Net asset value, end of period	$8.56	$8.88	$14.98	$11.91	$8.53	$8.87	$14.97	$11.92

Total Investment Return[5]

Based on net asset value	(3.60)%[6]	(38.24)%	30.76%	19.31%[6,7]	(3.70)%[6]	(38.20)%	30.76%	19.41%[6,7]

Ratios to Average Net Assets

Total expenses after waiver, excluding reorganization expenses and excluding dividend expense	2.06%[8]	2.05%	2.07%	2.27%[8]	2.06%[8]	2.01%	2.05%	2.27%[8]

Total expenses after waiver	2.08%[8]	2.15%	2.09%	2.27%[8]	2.08%[8]	2.11%	2.07%	2.27%[8]

Total expenses	2.31%[8]	2.21%	2.11%	2.27%[8]	2.16%[8]	2.14%	2.07%	2.27%[8]

Net investment income	0.59%[8]	0.05%	0.09%	0.18%[8]	0.87%[8]	0.12%	0.08%	0.16%[8]

Supplemental Data

Net assets, end of period (000)	$24,143	$34,682	$84,465	$18,395	$167,310	$183,125	$305,241	$103,167

Portfolio turnover	14%	66%	35%	38%	14%	66%	35%	38%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes redemption fees, which are less than $0.01 per share.

[4]	Amount is less than $(0.01) per share.

[5]	Total investment return excludes the effects of sales charges.

[6]	Aggregate total investment return.

[7]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.03%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	23

Financial Highlights (concluded)

	Class R

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period March 1, 2007[1] to October 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$8.92	$15.04	$12.41

Net investment income[2]	0.05	0.08	0.04
Net realized and unrealized gain (loss)[3]	(0.36)	(5.57)	2.82

Net increase (decrease) from investment operations	(0.31)	(5.49)	2.86

Dividends and distributions from:
Net investment income	(0.06)	(0.06)	(0.02)
Net realized gain	—	(0.57)	(0.21)

Total dividends and distributions	(0.06)	(0.63)	(0.23)

Net asset value, end of period	$8.55	$8.92	$15.04

Total Investment Return

Based on net asset value	(3.42)%[4]	(37.95)%	23.36%[4]

Ratios to Average Net Assets

Total expenses after waiver, excluding reorganization expenses and excluding dividend expense	1.54%[5]	1.54%	1.54%[5]

Total expenses after waiver	1.57%[5]	1.64%	1.55%[5]

Total expenses	2.08%[5]	1.92%	1.67%[5]

Net investment income	1.29%[5]	0.60%	0.53%[5]

Supplemental Data

Net assets, end of period (000)	$6,633	$7,183	$10,914

Portfolio turnover	14%	66%	35%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes redemption fees, which are less than $0.01 per share.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Global Dynamic Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Delaware statutory trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are generally sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Fund values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued as net asset value each business day. The Fund values its investment in BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	25

Notes to Financial Statements (continued)

in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such futures contracts for investment purposes or to manage its interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward currency contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counter-parties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

•

Options — The Fund may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Fund purchases (writes) an option, an amount equal to the premium paid received by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

•

Structured options — The Fund invests in structured options with approved counterparties. These structured options are European-Style Options and consist of multiple over-the-counter options which are priced as a single security. European-Style Options may only be exercised at the expiration date, but may be transferred/sold prior to expiration date. Each of the component options is purchased or sold on a single underlying index. The value on structured options will increase when the value of the underlying index increases, and decrease when the value of the underlying index decreases. The Fund may also invest in structured options the return of which is inversely related to changes in an index (“Inverse Structured Options”). In general, the value on Inverse Structured Options will decrease when the value of the underlying index increases, and increase when the value of the underlying index decreases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise. Upon the exercise of the structured option, the Fund may receive a payment from, or be required to pay, the counterparty depending on the value of the structured option. Transactions in over-the-counter structured options may expose the Fund to the risk of default by the counterparty to the transaction.

•

Swaps — The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds

26	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Notes to Financial Statements (continued)

from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Fund may enter into credit default swaps for investment purposes or to manage its credit risk. The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). The Fund may either buy or sell (write) credit default swaps. As a buyer, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the sweep less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Fund may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Fund is required to repay the counter-party any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss,

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	27

Notes to Financial Statements (continued)

unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations, which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments (e.g., options, swaps, written options, forward foreign currency contracts, short sales, structured options or financial futures contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, swaps, structured options and written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives income on loaned securities but does not receive income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the four years ended October 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered

28	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Notes to Financial Statements (continued)

affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee of 0.80%, on an annual basis, of the average daily value of the Fund’s net assets. The Advisor has agreed to contractually waive and/or reimburse Fund fees or expenses until March 1, 2010 so that the net operating expense ratio of the Fund, as a percentage of average daily net assets, will be no greater than 1.04% for Institutional Shares, 1.29% for Investor A Shares, 2.06% for Investor B Shares, 2.06% for Investor C Shares and 1.54% for Class R Shares, which is shown as fees waived by advisor on the Statement of Operations. The expense limit applies to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, the Fund’s investments and other extraordinary expenses).

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited, both affiliates of the Advisor, under which the Advisor pays the sub-advisors for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended April 30, 2009, the Fund reimbursed the Advisor $9,372 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into a separate Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BIL, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and BIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended April 30, 2009, BIL earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, totaling $16,885 and the affiliates received contingent deferred sales charges of $33,029 and $16,605 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $10,990 relating to transactions subject to front-end sales charge waivers on Investor A Shares. These amounts include payments to Merrill Lynch, which was considered an affiliate for a portion of the period.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund’s transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the six months ended April 30, 2009, the Fund earned $146, which is shown as income — affiliated in the Statement of Operations.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended April 30, 2009, the Fund paid $172,424 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations. These amounts include payments to Merrill Lynch, which was considered an affiliate for a portion of the period.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	29

Notes to Financial Statements (continued)

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2009, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center Fees

Institutional	$1,266
Investor A	$6,088
Investor B	$709
Investor C	$2,733
Class R	$61

The Fund has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended April 30, 2009, BIM received $3,249 in securities lending agent fees.

In addition, MLPF&S received $5,248 in commissions on the execution of portfolio security transactions for the Fund during the period November 1, 2008 to December 31, 2008, after which it was no longer considered an affiliate.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended April 30, 2009 were $96,896,274 and $111,835,830, respectively.

Transactions in call options written for the six months ended April 30, 2009 were as follows:

	Contracts	Premiums Received

Outstanding call options written, beginning of period	21,825	$8,460,989
Options written	2,662	1,654,588
Options exercised	(1,568)	(380,188)
Options expired	(18,244)	(6,848,653)
Options closed	(2,203)	(1,248,822)

Outstanding call options written, end of period	2,472	$1,637,914

Transactions in put options written for the six months ended April 30, 2009 were as follows:

	Contracts	Premiums Received

Outstanding put options written, beginning of period	477	$715,269
Options written	445	35,187
Options expired	—	—
Options closed	(477)	(715,269)

Outstanding call options written, end of period	445	$35,187

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended April 30, 2009.

30	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Notes to Financial Statements (continued)

5. Capital Loss Carryforward:

As of October 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated year of expiration:

Expires October 31,

2016	$27,238,357

6. Geographic Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and coun-terparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of April 30, 2009, the Fund had the following industry classifications:

Industry	Percent of Long-Term Investments

Oil, Gas & Consumable Fuels	13%
Metals & Mining	9
Pharmaceuticals	9
Diversified Telecommunication Services	6
Insurance	5
Wireless Telecommunication Services	4
Communications Equipment	3
Food Products	3
Aerospace & Defense	2
Chemicals	2
Commercial Banks	2
Computers & Peripherals	2
Electric Utilities	2
Energy Equipment & Services	2
Health Care Equipment & Supplies	2
Health Care Providers & Services	2
Industrial Conglomerates	2
Media	2
Road & Rail	2
Software	2
Automobiles	1
Beverages	1
Capital Markets	1
Construction & Engineering	1
Diversified Financial Services	1
Electrical Equipment	1
Electronic Equipment, Instruments & Components	1
Food & Staples Retailing	1
Hotels, Restaurants & Leisure	1
Household Durables	1
Household Products	1
Internet Software & Services	1
Machinery	1
Multi-Utilities	1
Office Electronics	1
Paper & Forest Products	1
Real Estate Management & Development	1
Semiconductors & Semiconductor Equipment	1
Tobacco	1
Trading Companies & Distributors	1
Transportation Infrastructure	1
Other*	3

* Includes U.S. Treasury Obligations.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	31

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	4,682,351	$38,979,918	13,096,429	$169,985,494
Shares issued to shareholders in reinvestment of dividends and distributions	337,132	2,861,149	1,165,557	16,005,253

Total issued	5,019,483	41,841,067	14,261,986	185,990,747
Shares redeemed	(7,156,772)	(59,507,670)	(13,709,000)	(159,757,153)

Net increase (decrease)	(2,137,289)	$(17,666,603)	552,986	$26,233,594

Investor A

Shares sold	3,941,186	$32,458,057	4,939,017	$63,886,041
Shares issued to shareholders in reinvestment of dividends and distributions	416,908	3,543,430	2,440,964	33,335,670

Total issued	4,358,094	36,001,487	7,379,981	97,221,711
Shares redeemed	(6,068,208)	(49,833,986)	(8,838,680)	(106,478,393)

Net decrease	(1,710,114)	$(13,832,499)	(1,458,699)	$(9,256,682)

Investor B

Shares sold	255,065	$2,161,078	499,520	$6,644,261
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	243,037	3,269,951

Total issued	255,065	2,161,078	742,557	9,914,212
Shares redeemed	(1,338,308)	(11,025,495)	(2,475,480)	(30,973,042)

Net decrease	(1,083,243)	$(8,864,417)	(1,732,923)	$(21,058,830)

Investor C

Shares sold	4,208,064	$35,344,158	4,266,751	$54,843,695
Shares issued to shareholders in reinvestment of dividends and distributions	26,345	223,645	987,712	13,169,662

Total issued	4,234,409	35,567,803	5,254,463	68,013,357
Shares redeemed	(5,272,541)	(43,364,040)	(4,994,399)	(58,277,272)

Net increase (decrease)	(1,038,132)	$(7,796,237)	260,064	$9,736,085

Class R

Shares sold	208,772	$1,668,007	59,606	$414,927
Shares issued to shareholders in reinvestment of dividends and distributions	4	38	407,552	5,664,773

Total issued	208,776	1,668,045	467,158	6,079,700
Shares redeemed	(238,190)	(1,969,826)	(387,860)	(4,778,314)

Net increase (decrease)	(29,414)	$(301,781)	79,298	$1,301,386

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

32	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Trustee and Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Richard R. West, Trustee and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	33

Additional Information (concluded)

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2009	35

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

BlackRock Global Dynamic Equity
Fund 100 Bellevue Parkway
Wilmington, DE 19809

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Dynamic Equity Fund

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: June 19, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: June 19, 2009